GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 2000
(Unaudited)
                                                     PRINCIPAL
                                                       AMOUNT
ISSUER                                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 30.7%
--------------------------------------------------------------------------------
6.50%, 2009                                            $  136        $   133,617
6.50%, 2011                                             2,562          2,499,707
6.50%, 2019                                               351            348,380
7.00%, 2008                                               641            630,044
7.00%, 2009                                             1,512          1,509,296
7.00%, 2013                                             4,034          3,997,817
7.00%, 2019                                             6,648          6,620,532
7.00%, 2020                                             1,502          1,494,009
7.25%, 2022                                                62             61,763
8.00%, 2006                                                77             77,365
8.00%, 2007                                                83             83,590
8.00%, 2017                                               103            104,610
8.00%, 2021                                               125            126,939
8.00%, 2022                                                71             71,689
9.50%, 2016                                                 1                678
9.50%, 2017                                                30             31,648
9.50%, 2018                                                16             16,511
9.50%, 2019                                                25             26,098
9.50%, 2020                                                21             22,450
                                                                     -----------
TOTAL GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION                                                  17,856,743
                                                                     -----------
U.S. & OTHER GOVERNMENT
OBLIGATIONS -- 63.0%
--------------------------------------------------------------------------------
Israel State U.S. Government
Guaranteed Notes,
  6.05% due 8/15/00                                     8,640          8,633,434
  5.70% due 2/15/03                                     5,000          4,852,700
  6.125% due 3/15/03                                    4,300          4,213,613
                                                                     -----------
                                                                      17,699,747
                                                                     -----------
United States Treasury Notes,
  5.875% due 10/31/01                                   3,000          2,976,570
  6.625% due 4/30/02                                    2,500          2,507,800
  6.375% due 6/30/02                                   10,000         10,003,100
  5.875% due 11/15/04                                   1,300          1,281,111
  3.875% due 1/15/09                                    1,253          1,233,360
                                                                     -----------
                                                                      18,001,941
                                                                     -----------
United States Treasury Notes,
  Strip Principal,
  due 08/15/01                                          1,000            931,180
                                                                     -----------
TOTAL U.S. & OTHER
  GOVERNMENT OBLIGATIONS                                              36,632,868
                                                                     -----------

ISSUER                                                                     VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS-- 5.3%
--------------------------------------------------------------------------------
First Union National Bank of
  Florida Repurchase Agreement
  6.55% due 7/3/00 proceeds
  at maturity $3,060,670
  (collateralized by $3,147,000
  U.S. Treasury Note 5.50%
  due 12/31/00 valued at
  $3,131,265)                                                        $ 3,059,000
                                                                     -----------

TOTAL INVESTMENTS
    (Identified Cost
    $58,231,279)                                         99.0%        57,548,611

OTHER ASSETS,
  LESS LIABILITIES                                        1.0            582,321
                                                       ------        -----------
NET ASSETS                                              100.0%       $58,130,932
                                                       ======        ===========
See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
================================================================================

ASSETS:
Investments at value (Note 1A) (Identified Cost, $55,172,279)        $54,489,611
Repurchase Agreement at value (1A) (Identified Cost, $3,059,000)       3,059,000
Cash                                                                         899
Interest receivable                                                      599,054
--------------------------------------------------------------------------------
  Total assets                                                        58,148,564
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-Investment advisory fees (Note 2)                   17,632
--------------------------------------------------------------------------------
NET ASSETS                                                           $58,130,932
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                             $58,130,932
================================================================================


GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (NOTE 1B):                                         $1,892,252
EXPENSES:
Investment advisory fees (Note 2)                        $ 104,444
Administrative fees (Note 3)                                14,921
Expense fees (Note 6)                                        1,061
--------------------------------------------------------------------------------
Total expenses                                             120,426
Less aggregate amount waived by the
  Administrator (Note 3)                                   (14,921)
--------------------------------------------------------------------------------
  Net expenses                                                          105,505
--------------------------------------------------------------------------------
Net investment income                                                 1,786,747
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss from investment transactions            (290,707)
Unrealized appreciation of investments                     393,612
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                       102,905
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,889,652
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS       YEAR
                                                         ENDED         ENDED
                                                     JUNE 30, 2000  DECEMBER 31,
                                                      (Unaudited)      1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income                                $ 1,786,747    $ 3,549,138
Net realized loss on investment transactions            (290,707)      (717,522)
Unrealized appreciation (depreciation)
  of investments                                         393,612     (1,091,773)
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                      1,889,652      1,739,843
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                            2,912,503     24,866,329
Value of withdrawals                                 (10,277,026)   (47,147,153)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                           (7,364,523)   (22,280,824)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                            (5,474,871)   (20,540,981)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   63,605,803     84,146,784
--------------------------------------------------------------------------------
End of period                                        $58,130,932    $63,605,803
================================================================================

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                        SIX MONTHS
                           ENDED               YEAR ENDED DECEMBER 31,
                       JUNE 30, 2000 -------------------------------------------
                        (Unaudited)   1999     1998     1997     1996     1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)         $58,131   $63,606  $84,147  $61,298  $53,499  $53,145
Ratio of expenses to
  average net assets         0.35%*    0.35%    0.35%    0.35%    0.35%    0.36%
Ratio of net investment
  income to average
  net assets                 5.99%*    5.45%    5.49%    5.65%    5.75%    5.80%
Portfolio turnover            168%      201%     288%     126%     100%     284%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                 0.40%*    0.40%    0.40%    0.41%    0.40%    0.40%
Net investment income
  to average net assets      5.94%*    5.40%    5.44%    5.59%    5.70%    5.76%
================================================================================

* Annualized

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
Notes to Financial Statements (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citigroup Inc.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discounts earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repur-

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

chase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

     Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

     G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

     Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 2000.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

     H. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $104,444, for the six months ended June 30, 2000. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $14,921, all of which was voluntarily waived, for the six months ended June 30, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from SFG from time to time as agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $99,512,731 and $90,266,069, respectively, for the six months ended June 30, 2000.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $ 58,231,279
================================================================================
Gross unrealized appreciation                                      $     74,048
Gross unrealized depreciation                                          (756,716)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $   (682,668)
================================================================================

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

     The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


7. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2000, the commitment fee allocated to the Portfolio was $90. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS

C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 ** AFFILIATED PERSON OF INVESTMENT ADVISER
*** TRUSTEE EMERITUS

INVESTMENT ADVISER
(of Government Income
Portfolio)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds California Tax Free Income Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds California Tax Free Income Portfolio.


(C)2000 Citicorp            (R) Printed on recycled paper            CFS/USG/600